DEBT (Tables)	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Schedule of Debt
Debt at June 30, 2021 and December 31, 2020 is summarized as follows:

(in thousands of $)	2021	2020
$304.0 million loan and revolving facility	244,663	304,014
$155.3 million term loan	135,924	142,400
$93.75 million term loan	80,601	83,888
$131.79 million term loan	103,593	114,036
$420.0 million term loan	295,205	310,023
$120.0 million term loan	90,729	99,661
U.S. dollar denominated floating rate debt	950,715	1,054,022
Deferred charges	(7,346)	(8,539)
Total debt	943,369	1,045,483
Less: current portion	(85,062)	(87,831)
Total	858,307	957,652

Movements during the six months ended June 30, 2021 are summarized as follows:

(in thousands of $)	Floating rate debt	Deferred charges	Total
Balance at December 31, 2020	1,054,022	(8,539)	1,045,483
Loan repayments	(103,307)	—	(103,307)
Amortization of capitalized fees and expenses	—	1,193	1,193
Balance at June 30, 2021	950,715	(7,346)	943,369

Schedule of Maturities of Long-term Debt	The total outstanding debt at June 30, 2021 is repayable as follows:

(in thousands of $)
2021 (remaining six months)	42,528
2022	86,562
2023	304,677
2024	272,809
2025	244,139
Thereafter	—
Total	950,715
Deferred charges	(7,346)
Balance at June 30, 2020	943,369